Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Fixed maturities, at fair value (amortized cost: 2014—$5,534,494; 2013—$5,522,853)	$ 5,532,731	$ 5,542,258
Short-term investments, at fair value (amortized cost: 2014—$1,051,222; 2013—$787,670)	1,051,074	787,714
Other investments, at fair value (cost: 2014—$879,176; 2013—$723,498)	813,011	704,086
Cash and cash equivalents	577,240	734,148
Restricted cash	173,003	200,492
Total investments and cash	8,147,059	7,968,698
Investments in affiliates	261,483	141,243
Premiums receivable	707,647	697,233
Deferred acquisition costs	161,295	134,269
Prepaid reinsurance premiums	81,983	103,251
Securities lending collateral	470	3,392
Loss reserves recoverable	377,466	370,154
Paid losses recoverable	38,078	80,080
Deferred tax asset	23,821	0
Intangible assets	126,924	106,407
Goodwill	195,897	20,393
Accrued investment income	24,865	18,876
Other assets	164,633	202,436
Total assets	10,311,621	9,846,432
Liabilities
Reserve for losses and loss expenses	3,234,394	3,030,399
Unearned premiums	990,564	824,496
Reinsurance balances payable	127,128	154,874
Securities lending payable	936	3,858
Deferred tax liability	5,541	19,086
Net payable for investments purchased	50,256	19,383
Accounts payable and accrued expenses	318,245	278,187
Notes payable to operating affiliates	671,465	439,272
Senior notes payable	247,306	247,198
Debentures payable	539,277	541,416
Total liabilities	6,185,112	5,558,169
Commitments and contingent liabilities
Redeemable noncontrolling interest	79,956	86,512
Shareholders' equity
Common shares, 571,428,571 authorized, par value $0.175 (Issued: 2014—155,554,224; 2013—154,488,497; Outstanding: 2014—83,869,845; 2013—96,044,312)	27,222	27,036
Treasury shares (2014—71,684,379; 2013—58,444,185)	(12,545)	(10,228)
Additional paid-in-capital	1,207,493	1,677,894
Accumulated other comprehensive (loss)	(8,556)	(617)
Retained earnings	2,374,344	2,010,009
Total shareholders' equity available to Validus	3,587,958	3,704,094
Noncontrolling interest	458,595	497,657
Total shareholders' equity	4,046,553	4,201,751
Total liabilities, noncontrolling interests and shareholders’ equity	$ 10,311,621	$ 9,846,432